Equity Incentive Plan, Summary of Activity under 2024 Plan (Details) - Restricted Shares [Member] - 2024 Global Equity Incentive Plan [Member] - USD ($)		6 Months Ended	12 Months Ended
	Nov. 18, 2024	Sep. 30, 2025	Mar. 31, 2025
Number of restricted shares [Abstract]
Beginning balance (in shares)		3,974,826
Granted (in shares)	4,884,030	0
Vested (in shares)		(2,696,442)
Ending balance (in shares)		1,278,384	3,974,826
Exercisable or convertible, end of year (in shares)		0
Weighted average grant date fair value [Abstract]
Beginning balance (in dollars per share)		$ 3.23
Granted (in dollars per share)		0
Vested (in dollars per share)		3.2
Ending balance (in dollars per share)		3.27	$ 3.23
Exercisable or convertible, end of year (in dollars per share)		$ 0
Weighted average remaining life (in years) [Abstract]
Outstanding, weighted average remaining contractual life		7 months 17 days	10 months 17 days
Aggregate intrinsic value [Abstract]
Outstanding, aggregate intrinsic value		$ 3,220,027	$ 9,894,439